PUTNAM HIGH YIELD TRUST

                Prospectus Supplement dated October 7, 1996
           to Class A, B and M Prospectus dated January 1, 1996

Effective January 1, 1997 the fund will close to new shareholders including investors in other Putnam funds wishing to invest in the fund through an exchange. Existing shareholders will be permitted to make new investments in their existing accounts without limitation.

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The percentages in the table on page 10 under "Unrated securities of comparable quality" for the "BB" and "B" rating categories are replaced with 0.31% and 13.85%, respectively.




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